Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	15 Months Ended	35 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Nicholas Crypto Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	41.29%
Nicholas Fixed Income Alternative ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		1.43%		3.16%
Nicholas Global Equity and Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.20%	14.54%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	21.45%	21.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.16%		4.68%